Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Text Block]

4. Inventories

Inventories consist of the following:

	December 31,
	2010	2011	2011
	RMB’000	RMB’000	US$’000

Raw materials	2,571	3,391	539
Work-in-progress	12,524	15,223	2,419
Finished goods	4,790	6,682	1,062
Consumables and packaging materials	1,833	2,308	366

Total inventories	21,718	27,604	4,386